LGM RISK MANAGED TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 22.5%
	EQUITY - 22.5%
8,000	SPDR S&P 500 ETF Trust	$ 3,170,080

	TOTAL EXCHANGE-TRADED FUNDS (Cost $3,081,056)	3,170,080

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 77.8%
	MONEY MARKET FUNDS - 77.8%
10,950,101	Morgan Stanley Institutional Liquidity - Treasury Portfolio, Institutional Class, 4.41% (Cost $10,950,101)(a)	10,950,101

	TOTAL INVESTMENTS - 100.3% (Cost $14,031,157)	$ 14,120,181
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(39,890)
	NET ASSETS - 100.0%	$ 14,080,291

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of February 28, 2023.